Catalyst Insider Income Fund

Catalyst/SMH High Income Fund

Catalyst/SMH Total Return Income Fund

Catalyst/Stone Beach Income Opportunity Fund

Catalyst/MAP Global Balanced Fund

Catalyst/CIFC Floating Rate Income Fund

Each a series of

Mutual Fund Series Trust

Incorporated herein by reference is the definitive version of the prospectus for Catalyst Insider Income Fund, Catalyst/SMH High Income Fund, Catalyst/SMH Total Return Income Fund, Catalyst/Stone Beach Income Opportunity Fund, Catalyst/MAP Global Balanced Fund, Catalyst/CIFC Floating Rate Income Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, on November 2, 2018, (SEC Accession No. 0001580642-18-005213).